NUVEEN LIMITED TERM MUNICIPAL BOND FUND

NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE PROSPECTUS DATED JULY 31, 2023

Steven M. Hlavin has been named a portfolio manager of Nuveen Limited Term Municipal Bond Fund and Nuveen Short Term Municipal Bond Fund. Paul L. Brennan, CFA, will continue to serve as a portfolio manager for the Funds. Christopher L. Drahn, CFA, will continue to serve as a portfolio manager for the Funds until his retirement on April 1, 2024.

Steven M. Hlavin, is Managing Director and Portfolio Manager at Nuveen Asset Management, LLC (“NAM”). He began his career in the financial services industry when he joined NAM in 2003 as a senior analyst. From 2008 until he was named a portfolio manager of certain municipal bond funds in 2010, he was an assistant portfolio manager responsible for NAM’s tender option bond program.

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FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NATPRO-1023P

NUVEEN LIMITED TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2023

1.

Steven M. Hlavin has been named a portfolio manager of Nuveen Limited Term Municipal Bond Fund. Paul L. Brennan, CFA, will continue to serve as portfolio manager for the Fund. Christopher L. Drahn, CFA, will continue to serve as portfolio manager for the Fund until his retirement on April 1, 2024.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Steven M. Hlavin*	Registered Investment Companies	7	$6,757.73	0	$0
	Other Pooled Investment Vehicles	1	$412.27	0	$0
	Other Accounts	0	$0	0	$0

*	Information provided is as of August 31, 2023.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in the Remainder of Nuveen Funds Managed by Nuveen Asset Management’s Municipal Investment Team
Steven M. Hlavin*	Nuveen Limited Term Municipal Bond Fund	A	A

*	Information provided is as of August 31, 2023.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NATSAI-1023P